Long-Term Investment (Details) ¥ in Millions	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)
Debt Disclosure [Abstract]
Invested amount		$ 2,900,000	¥ 20
Equity interests percentage		20.00%	20.00%
Equity investee’s net loss amount	$ 12,767